Events After the Reporting Period (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands											1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 24, 2024 USD ($) $ / shares shares	Sep. 24, 2024 AUD ($)	Sep. 20, 2024 USD ($)	Sep. 20, 2024 AUD ($) $ / shares	Sep. 19, 2024 $ / shares	Jul. 25, 2024 USD ($) $ / shares shares	Jul. 24, 2024 USD ($) $ / shares shares	Jul. 24, 2024 AUD ($)	Jun. 16, 2024 USD ($)	Jun. 16, 2024 AUD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($) shares	Dec. 31, 2023 AUD ($)	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 AUD ($) shares	Jan. 13, 2025 shares	Nov. 14, 2024 USD ($)	Nov. 14, 2024 AUD ($) $ / shares	Oct. 23, 2024 USD ($)	Oct. 16, 2024 USD ($)	Oct. 09, 2024 USD ($)	Sep. 25, 2024 shares
IfrsStatementLineItems [Line Items]
Shares sold						475,000						278,943,573		215,056,881	210,889,961	180,202,285
Public price | $ / shares						$ 0.01
Aggregate warrant purchase						475,000
Warrant purchase						475,000
Number of shares price						475,000
Net proceeds | $												$ 8,472,091		$ 996,966	$ 19,059,988	$ 12,000,000
Conversion price | $ / shares					$ 0.25
Public price | $ / shares						$ 5.00
Drill program | $																				$ 29,000	$ 39,000	$ 41,000
Convertible loan note																		$ 5,420	$ 8,750,000
Par value per share | $ / shares																			$ 0.25
Events after the reporting period [Member]
IfrsStatementLineItems [Line Items]
Shares sold	430,000						475,000																473,000
Public price | $ / shares	$ 5.00					$ 6.92	$ 6.92
Gross proceeds	$ 2,150	$ 3,140,000				$ 3,300	$ 3,300	$ 4,900,000
Exercise price | $ / shares							$ 7.266
Option purchase up shares	43,000						47,500
Purchase of underwriters						47,500	47,500
Net proceeds | $						$ 2,030
Warrants to purchase						47,500
Convertible facility			$ 2,000	$ 1,000,000
Conversion price | $ / shares				$ 0.25	$ 0.53
Over-allotment option																							43,000
Gross proceeds | $						$ 2,370
Net proceeds | $						$ 1,860
Warrants conversion proceeds | $											$ 1,342,331
Non adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Shares sold																	35,007,644
Warrants conversion proceeds									$ 830	$ 1,340,000